Vessel Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) in each of six-month periods ended June 30, 2024, and June 30, 2025, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2024	2025
Time charter revenues	6,516,885	7,528,174
Voyage charter revenues	1,310,662	—
Pool revenues	4,019,697	2,068,779
Total Vessel Revenues	$11,847,244	$9,596,953